UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Cantillon Capital Management LLP
Address:  103-105 Jermyn Street
	  London SW1Y6EE


13 File Number: CIK 0001352269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: James R. O'Brien
Title: Chief Operating Officer
Phone: 212-603-3310
Signature, Place and Date of Signing:

James R. O'Brien
40 West 57th Street - 24th Floor
New York, NY 10021
January 28, 2008


Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[ X]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER: CIK 0001279936
NAME: Cantillon Capital Management LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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